Segment Information - Summary of Geographical Information (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non current assets	$ 6,453,717,348	$ 5,461,385,515
Argentina [member]
Disclosure of geographical areas [line items]
Non current assets	4,094,960,948	3,444,863,021
Paraguay [member]
Disclosure of geographical areas [line items]
Non current assets	$ 2,358,756,400	$ 2,016,522,494